BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Numerator:
Net income (loss)	$ (86)		$ 4,218		$ (4,177)
Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	42,285,919		38,241,258		39,125,129
Effect of dilutive securities:
Employee stock options	0	[1]	855,500		0	[1]
Senior convertible notes	0	[2]	0	[1]	0	[1]
Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	42,285,919		39,096,758		39,125,129

[1]	Antidilutive.
[2]	Insignificant.